Guarantees, commitments and risks - Capital investment and capital expenditure commitments (Details) € in Millions	Dec. 31, 2024 EUR (€)
Guarantees, commitments and risks
Committed projects	€ 19,603
2025
Guarantees, commitments and risks
Committed projects	7,674
2026
Guarantees, commitments and risks
Committed projects	5,896
2027
Guarantees, commitments and risks
Committed projects	3,579
2028
Guarantees, commitments and risks
Committed projects	2,280
2029 and thereafter
Guarantees, commitments and risks
Committed projects	174
Expected capital investment and capital expenditure	€ 33,000